Income Taxes and Duties - Hydrocarbons Extraction Duty Narrative (Details) $ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Changes in deferred tax assets and liabilities [line items]
Cost of sales		$ 70,158,736	$ 1,260,520,966	$ 1,435,463,287	$ 1,380,673,789
Exploration and Extraction (formerly Pemex Exploration and Production)
Changes in deferred tax assets and liabilities [line items]
Hydrocarbons Extraction Duty	$ 15,782,932			61,062,729
Cost of sales				$ 45,279,797